SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Share based compensation		$ 114,205
Professional services	$ 18
Transaction cost		1,113
Total		120,099	$ 12,729	$ 16,567
General and administrative expenses [member]
IfrsStatementLineItems [Line Items]
Share based compensation		101,981	3,178	1,222
Professional services		12,256	2,556	667
Transaction cost		2,759	2,544	7,278
Wages and salaries related		1,198	1,217	1,348
Travel expenses		604	350	611
Public company expenses		597	1,959	5,128
Insurance expenses		490	675	50
Office and maintenance		144	170	170
Depreciation and amortization		22	27	30
Other expenses		48	53	63
Total		$ 120,099	$ 12,729	$ 16,567